Shareholders’ Equity (Details) - $ / shares		1 Months Ended		5 Months Ended
	Sep. 03, 2020	Sep. 29, 2020	Sep. 18, 2020	Dec. 31, 2020	Aug. 03, 2020
Shareholders’ Equity (Details) [Line Items]
Option term				185 days
Conversion basis percentage				20.00%
Preferred stock, shares authorized				5,000,000
Preferred stock par value (in Dollars per share)				$ 0.0001
Over-Allotment Option [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares subject to forfeiture		250,000
Option term		45 days
Founder Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Transferred shares	35,000
Class A Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares authorized				500,000,000
Ordinary shares par value (in Dollars per share)				$ 0.0001
Ordinary shares, shares issued				6,390,384
Ordinary shares subject to possible redemption				21,359,616
Ordinary shares, shares outstanding				6,390,384
Class A Ordinary Shares [Member] | Holder [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, shares issued				27,750,000
Ordinary shares, shares outstanding				27,750,000
Class B Ordinary Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares authorized				50,000,000
Ordinary shares par value (in Dollars per share)				$ 0.0001
Ordinary shares, shares issued				6,937,500	8,625,000
Consideration shares			1,437,500
Ordinary shares, shares outstanding			7,187,500	6,937,500
Ordinary shares subject to forfeiture			937,500
Issued and outstanding ordinary shares percentage			20.00%
Class B Ordinary Shares [Member] | Founder Shares [Member]
Shareholders’ Equity (Details) [Line Items]
Ordinary shares, shares outstanding			7,187,500